Components of Expenses	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Components of Expenses	Components of Expenses

	2024	2023	2022
Research and development expenses
Clinical trial expenses	$5,463	$3,675	$4,970
Manufacturing & related process development expenses	8,267	5,789	2,148
Intellectual property expenses	433	397	544
Translational science expenses	101	—	264
Personnel-related expenses	5,451	6,324	6,023
Share-based compensation expense	1,717	1,305	1,371
Other expenses	215	219	112
	$21,647	$17,709	$15,432

General and administrative expenses
Public company-related expenses	$8,565	$11,278	$6,790
Personnel-related expenses	2,848	3,332	2,870
Office expenses	492	457	433
Share-based compensation expense	1,006	612	1,007
Depreciation - property and equipment	120	81	93
Depreciation - right-of-use assets	304	322	299
	$13,335	$16,082	$11,492
For the year ended December 31, 2024, our research and development personnel-related expenses included employee compensation and benefits of $5,328 (2023 - $6,324; 2022 - $5,983).
For the year ended December 31, 2024, our general and administrative office expenses included employee compensation and benefits of $2,650 (2023 - $3,332; 2022 - $2,870).